UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Annual Report

December 31, 2019

U.S. Global Jets ETF

Ticker: JETS

U.S. Global GO GOLD and

Precious Metal Miners ETF

Ticker: GOAU

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

U.S. Global ETFs

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited)

JETS Annual Report

For the 12-month period ended December 31, 2019 (the “current fiscal period”), the U.S. Global Jets ETF (JETS) returned 14.37 percent at market and 14.10 percent at net asset value, (“NAV”), nearly in line with its underlying index, the U.S. Global Jets Index, which gained 14.57 percent, underperforming the Fund’s benchmark index, the S&P 500®, which gained 31.49 percent and beating the NYSE Arca Global Airlines Index, which rose 12.75 percent.

Delta Air Lines helped kick off earnings season with a bang by reporting $1.70 per share in earnings during the fourth quarter of 2019, a 31 percent increase from the same three-month period a year earlier and well above Wall Street estimates of between $1.20 and $1.50. Earnings per share for fiscal year 2019 came in at $7.31, 30 percent higher than 2018.

“2019 was a truly outstanding year on all fronts—the best in Delta’s history operationally, financially and for our customers,” commented Delta CEO Ed Bastian.

Boeing, on the other hand, posted its first annual loss since 1997 owing to the 737 Max crisis. The manufacturer said it lost $636 million in 2019, a far cry from the $10.46 billion in profit it recorded in 2018.

As for demand, the number of international passengers grew 3.1 percent year-over-year in November 2019, the most recent month of data, according to the International Air Transport Association (IATA). All regions of the world except Latin America recorded traffic increases.

Global airlines collectively generated $109.5 billion in ancillary, non-ticket fees in 2019, according to estimates made by consultancy firms IdeaWorks and CarTrawler. That’s up from $92.9 billion a year earlier, and is nearly a fivefold increase from the 2010 figure of $22.6 billion. For the first time ever in 2019, ancillary revenue represented more than 12 percent of the total revenue that airlines generated globally.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

GOAU Annual Report

For the 12-month period ended December 31, 2019 (the “current fiscal period”), the U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU) surged 54.14 percent at market and 53.37 percent at NAV for the current fiscal period, while the U.S. Global Go Gold and Precious Metal Miners Index rose 56.85 percent, beating the Fund’s benchmark index, the S&P 500®, which gained 31.49 percent and beating the NYSE Arca Gold Miners Index rose 40.89 percent.

Gold bullion fell early in the fourth quarter then rallied in early December, with spot prices gaining 3.04 percent over the last three months. The yellow metal was driven by safe haven demand due to global geopolitical uncertainty, with total holdings in gold bullion ETFs reaching the most on record in the fourth quarter at 2,900 metric tons. Precious metals as a whole had a strong quarter with palladium rising 16.10 percent, platinum up 9.46 percent and silver up 5.04 percent. Palladium is now more expensive than gold has ever been, closing the fourth quarter at $1,912 an ounce.

Senior gold mining stocks rose on the price change in gold and we saw several major miners make smart transactions. We outperformed our benchmark in the fourth quarter and are pleased to report that we are now outperforming for the one-year period as well.

Central banks continue to accumulate gold, most notably China, which has purchased over 100 tons of the yellow metal since December 2018. Negative-yielding government debt appears to have been a driver of higher prices for gold as pension investors search for alternative investments and central banks around the world are de-dollarizing where they can. Citigroup is very bullish on gold with a $2,000 per ounce forecast. Palladium continues to perform strongly with increased pollution standards on gasoline powered vehicles driver demand for the metal for its use in autos.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The funds may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the funds may diverge from that of the index. Because the funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the funds may experience tracking error to a greater extent than funds that seek to replicate an index. The funds are not actively managed and may be affected by a general decline in market segments related to the index. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS and GOAU.

Past performance does not guarantee future results.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The Index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The Index consists of common stocks listed on well-developed exchanges across the globe. The U.S. Global Go Gold and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The Index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The Index consists of 28 common stocks or related ADRs.

The S&P 500® Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

The NYSE Arca Global Airline Index is a modified equal-dollar weighted index designed to measure the performance of highly capitalized and liquid international airline companies. The NYSE Arca Gold Miners Index is a rules-based index designed to measure the performance of highly capitalized companies in the Gold Mining industry.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

It is not possible to invest directly in an index.

The section labelled Portfolio of Investments contains a more complete list of the fund’s holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global Jets ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2019	1 Year	3 Year	Since Inception (4/28/2015)
U.S. Global Jets ETF - NAV	14.10%	5.22%	6.00%
U.S. Global Jets ETF - Market	14.37%	5.35%	6.00%
U.S. Global Jets Index	14.57%	5.72%	6.54%
S&P 500® Index	31.49%	15.27%	11.77%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 28, 2015 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

U.S. Global GO GOLD and Precious Metal Miners ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2019	1 Year	Since Inception (6/27/2017)
U.S. Global GO GOLD and Precious Metal Miners ETF - NAV	53.37%	16.44%
U.S. Global GO GOLD and Precious Metal Miners ETF - Market	54.14%	16.71%
U.S. Global Go Gold and Precious Metal Miners Index	56.85%	18.42%
S&P 500® Index	31.49%	14.45%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 27, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

U.S. Global ETFs

Portfolio Allocations
As of December 31, 2019 (Unaudited)

U.S. Global Jets ETF

Industry Group	Percent of Net Assets
Airlines	89.1%♦
Engineering & Construction	4.1
Transportation	3.9
Aerospace & Defense	2.7
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

Industry Group	Percent of Net Assets
Mining	98.0%♦
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(5.3)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. (See Note 7).

U.S. Global Jets ETF

Schedule of Investments
December 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 97.7%
	Australia — 1.0%
102,827	Qantas Airways, Ltd.	$513,049

	Canada — 1.0%
13,932	Air Canada (a)	520,458

	Finland — 1.0%
82,909	Finnair OYJ	546,837

	France — 0.9%
44,370	Air France KLM SA (a)	493,918

	Germany — 1.0%
27,853	Deutsche Lufthansa AG	512,695

	Ireland — 1.0%
6,115	Ryanair Holdings plc - ADR (a)	535,735

	Italy — 1.0%
87,195	Enav SpA	520,334

	Japan — 1.0%
16,750	Japan Airlines Company, Ltd.	523,674

	Mexico — 3.1%
49,517	Controladora Vuela Cia De Aviacion SAB de CV - ADR (a)	515,967
9,106	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	545,813
2,856	Grupo Aeroportuario del Surest SAB de CV - ADR	535,186
		1,596,966
	New Zealand — 1.0%
279,475	Air New Zealand, Ltd.	551,259

	Switzerland — 1.0%
10,125	Wizz Air Holdings plc (a)	522,384

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.7% (Continued)
	Turkey — 1.9%
25,671	Celebi Hava Servisi AS	$440,580
107,887	TAV Havalimanlari Holding AS	529,188
		969,768
	United Kingdom — 3.3%
26,122	Dart Group plc	586,147
28,769	easyJet plc	542,844
70,397	International Consolidated Airlines Group SA	582,803
		1,711,794
	United States — 79.5% ♦
67,631	Air Transport Services Group, Inc. (a)	1,586,623
30,174	Alaska Air Group, Inc.	2,044,289
11,790	Allegiant Travel Company	2,051,932
225,195	American Airlines Group, Inc.	6,458,592
4,367	Boeing Company	1,422,594
108,160	Delta Air Lines, Inc.	6,325,197
51,221	Hawaiian Holdings, Inc.	1,500,263
107,303	JetBlue Airways Corporation (a)	2,008,712
168,083	Mesa Air Group, Inc. (a)	1,502,662
32,129	SkyWest, Inc.	2,076,497
110,968	Southwest Airlines Company	5,990,053
53,252	Spirit Airlines, Inc. (a)	2,146,588
70,298	United Airlines Holdings, Inc. (a)	6,192,551
		41,306,553
	TOTAL COMMON STOCKS (Cost $53,830,258)	50,825,424

	PREFERRED STOCKS — 2.1%
	Brazil — 2.1%
12,799	Azul SA - ADR (a)	547,798
29,564	Gol Linhas Aereas Inteligentes SA - ADR	534,221
		1,082,019
	TOTAL PREFERRED STOCKS (Cost $702,889)	1,082,019

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
42,524	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.49% *	$42,524
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,524)	42,524
	TOTAL INVESTMENTS — 99.9% (Cost $54,575,671)	51,949,967
	Other Assets in Excess of Liabilities — 0.1%	25,883
	NET ASSETS — 100.0%	$51,975,850

Percentages are a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt
♦

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
December 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 98.0%
	Australia — 12.7%
1,393,837	Perseus Mining, Ltd. (a)	$1,134,624
1,394,416	Ramelius Resources, Ltd.	1,208,485
3,894,694	Red 5, Ltd. (a)	901,923
1,148,841	Resolute Mining, Ltd. (a)	1,015,810
542,445	St Barbara, Ltd.	1,035,397
698,280	Westgold Resources, Ltd. (a)	1,122,140
		6,418,379
	Canada — 53.3% ♦
370,710	B2Gold Corporation	1,486,547
47,425	Franco-Nevada Corporation	4,899,003
402,717	IAMGOLD Corporation (a)	1,502,134
33,276	Kirkland Lake Gold, Ltd.	1,466,473
2,244,657	New Gold, Inc. (a)	1,975,298
210,405	Osisko Gold Royalties, Ltd.	2,043,033
272,081	Sandstorm Gold Ltd. (a)	2,027,003
258,972	Silvercorp Metals, Inc.	1,468,371
82,262	SSR Mining, Inc. (a)	1,584,366
128,563	Torex Gold Resources, Inc. (a)	2,031,585
194,310	Wesdome Gold Mines, Ltd. (a)	1,521,799
167,046	Wheaton Precious Metals Corporation	4,969,618
		26,975,230
	Peru — 2.1%
437,826	Hochschild Mining plc	1,061,305

	South Africa — 13.1%
84,876	African Rainbow Minerals, Ltd.	991,775
278,021	DRDGOLD, Ltd. - ADR	1,426,248
236,061	Gold Fields, Ltd. - ADR	1,558,003
438,372	Harmony Gold Mining Company, Ltd. - ADR (a)	1,591,290
103,143	Impala Platinum Holdings, Ltd. (a)	1,056,910
		6,624,226

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.0% (Continued)
	United States — 16.8%
355,849	Alacer Gold Corporation (a)	$1,890,846
488,658	Hecla Mining Company	1,656,551
40,402	Royal Gold, Inc.	4,939,145
		8,486,542
	TOTAL COMMON STOCKS (Cost $43,144,860)	49,565,682

	SHORT-TERM INVESTMENTS — 7.3%
3,708,587	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.49% *	3,708,587
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,708,587)	3,708,587
	TOTAL INVESTMENTS — 105.3% (Cost $46,853,447)	53,274,269
	Liabilities in Excess of Other Assets — (5.3)%	(2,664,470)
	NET ASSETS — 100.0%	$50,609,799

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
♦

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Assets and Liabilities
December 31, 2019

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
ASSETS
Investments in securities, at value*	$51,949,967	$53,274,269
Foreign currency, at value*	635	131
Receivable for securities sold	224,461	—
Dividends and interest receivable	47,191	15,090
Cash	—	120,373
Total assets	$52,222,254	$53,409,863

LIABILITIES
Payable for securities purchased	219,735	814,411
Due to Custodian	—	1,964,783
Management fees payable	26,669	20,870
Total liabilities	246,404	2,800,064

NET ASSETS	$51,975,850	$50,609,799

Net assets consist of:
Paid-in capital	$57,791,355	$43,608,098
Total distributable earnings (accumulated deficit)	(5,815,505)	7,001,701
Net assets	$51,975,850	$50,609,799

Net asset value:
Net assets	$51,975,850	$50,609,799
Shares outstanding^	1,650,000	2,900,000
Net asset value, offering and redemption price per share	$31.50	$17.45
* Identified Cost:
Investments in securities	$54,575,671	$46,853,447
Foreign currency	630	61

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Year Ended December 31, 2019

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
INCOME
Dividends*	$1,052,809	$214,467
Interest	5,471	3,434
Total investment income	1,058,280	217,901

EXPENSES
Management fees	393,094	130,522
Total Expenses	393,094	130,522
Net investment income (loss)	665,186	87,379

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,862,863	2,171,093
Foreign currency	(20,867)	(5,085)
Change in unrealized appreciation (depreciation) on:
Investments	4,017,558	5,891,474
Foreign currency	(209)	(501)
Net realized and unrealized gain (loss) on investments	9,859,345	8,056,981
Net increase (decrease) in net assets resulting from operations	$10,524,531	$8,144,360

*	Net of foreign taxes withheld of $45,975 and $26,478 respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
OPERATIONS
Net investment income (loss)	$665,186	$555,455
Net realized gain (loss) on investments	5,841,996	2,402,918
Change in unrealized appreciation (depreciation) on investments and foreign currency	4,017,349	(17,527,909)
Net increase (decrease) in net assets resulting from operations	10,524,531	(14,569,536)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(645,383)	(533,507)
Total distributions to shareholders	(645,383)	(533,507)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,347,575	19,345,060
Payments for shares redeemed	(53,481,055)	(23,343,805)
Net increase (decrease) in net assets derived from net share in outstanding shares (a)	(43,133,480)	(3,998,745)
Net increase (decrease) in net assets	$(33,254,332)	$(19,101,788)

NET ASSETS
Beginning of year	$85,230,182	$104,331,970
End of year	$51,975,850	$85,230,182

(a)	Summary of capital share transactions is as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
	Shares	Shares
Subscriptions	350,000	600,000
Redemptions	(1,750,000)	(750,000)
Net increase (decrease)	(1,400,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
OPERATIONS
Net investment income (loss)	$87,379	$53,930
Net realized gain (loss) on investments	2,166,008	(1,488,775)
Change in unrealized appreciation (depreciation) on investments and foreign currency	5,890,973	208,344
Net increase (decrease) in net assets resulting from operations	8,144,360	(1,226,501)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(74,329)	(53,680)
Total distributions to shareholders	(74,329)	(53,680)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,141,625	1,792,305
Payments for shares redeemed	—	—
Net increase (decrease) in net assets derived from net share in outstanding shares (a)	31,141,625	1,792,305
Net increase (decrease) in net assets	$39,211,656	$512,124

NET ASSETS
Beginning of year	$11,398,143	$10,886,019
End of year	$50,609,799	$11,398,143

(a)	Summary of capital share transactions is as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
	Shares	Shares
Subscriptions	1,900,000	150,000
Redemptions	—	—
Net increase (decrease)	1,900,000	150,000

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Period Ended December 31, 2015 (1)
Net asset value, beginning of year/period	$27.94	$32.60	$27.97	$24.86	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)	0.31	0.18	0.16	0.18	0.06
Net realized and unrealized gain (loss) on investments and foreign currency (6)	3.64	(4.67)	4.98	3.09	(0.16)
Total from investment operations	3.95	(4.49)	5.14	3.27	(0.10)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.39)	(0.15)	(0.14)	(0.16)	(0.04)
Capital gains	—	(0.02)	(0.37)	—	—
Total distributions	(0.39)	(0.17)	(0.51)	(0.16)	(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees	—	—	—	—	0.00	(7)
Net asset value, end of year/period	$31.50	$27.94	$32.60	$27.97	$24.86

Total return	14.10%	-13.76%	18.40%	13.15%	-0.39	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$51,976	$85,230	$104,332	$65,721	$52,196

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	1.02%	0.57%	0.53%	0.75%	0.37	%(4)
Portfolio turnover rate (5)	31%	33%	36%	44%	34	%(3)

(1)	Commencement of operations on April 28, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(7)	Represents less than $0.005. See Note 6.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017 (1)
Net asset value, beginning of year/period	$11.40	$12.81	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)	0.06	0.06	0.03
Net realized and unrealized gain (loss) on investments and foreign currency (6)	6.02	(1.42)	0.80
Total from investment operations	6.08	(1.36)	0.83

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.03)	(0.05)	(0.02)
Total distributions	(0.03)	(0.05)	(0.02)
Net asset value, end of year/period	$17.45	$11.40	$12.81

Total return	53.37%	-10.60%	6.89	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$50,610	$11,398	$10,886

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60%	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	0.40%	0.49%	0.43	%(4)
Portfolio turnover rate (5)	158%	130%	70	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Notes to Financial Statements
December 31, 2019

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global Go Gold and Precious Metal Miners Index. U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017.

The end of the reporting period for the Funds is December 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their Investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$50,825,424	$—	$—	$50,825,424
Preferred Stocks	1,082,019	—	—	1,082,019
Short-Term Investments	42,524	—	—	42,524
Total Investments in Securities	$51,949,967	$—	$—	$51,949,967

^	See Schedule of Investments for breakout of investments by country.

U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,565,682	$—	$—	$49,565,682
Short-Term Investments	3,708,587	—	—	3,708,587
Total Investments in Securities	$53,274,269	$—	$—	$53,274,269

^	See Schedule of Investments for breakout of investments by country.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

an accrual basis. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
U.S. Global Jets ETF	$(5,913,492)	$5,913,492
U.S. Global GO GOLD and Precious Metal Miners ETF	$—	$—

During the year ended December 31, 2019, the U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF realized $5,913,492 and $0 respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except:

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASE AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$20,223,501	$19,973,094
U.S. Global GO GOLD and Precious Metal Miners ETF	35,944,578	36,589,035

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$10,291,457	$53,450,093
U.S. Global GO GOLD and Precious Metal Miners ETF	30,818,535	—

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2019 were as follows:

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
Tax cost of investments	$55,228,279	$46,968,211
Gross tax unrealized appreciation	$4,857,263	$6,799,828
Gross tax unrealized depreciation	(8,135,741)	(494,255)
Total unrealized appreciation (depreciation)	(3,278,478)	6,305,573
Undistributed ordinary income	73,676	24,449
Undistributed long-term capital gains	—	671,679
Accumulated gain (loss)	73,676	696,128
Other accumulated gain (loss)	(2,610,703)	—
Distributable earnings (accumulated deficit)	$(5,815,505)	$7,001,701

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to the tax deferral of losses from wash sales.

At December 31, 2019, the Funds deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2019, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
U.S. Global Jets ETF	$1,423,397	$1,187,306
U.S. Global GO GOLD and Precious Metal Miners ETF	—	—

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

During the current fiscal period U.S. Global GO GOLD and Precious Metal Miners ETF utilized $1,562,351 of capital loss carryforward.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2019 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$645,383	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	74,329	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2018 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$533,507	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	53,680	—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Airline Companies Risk. The U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s Share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global Go Gold and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Global ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of U.S. Global ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended for U.S. Global Jets ETF and for each of the three periods in the period then ended for U.S. Global GO GOLD and Precious Metal Miners ETF (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating

U.S. Global ETFs

Report of Independent Registered Public Accounting Firm

(Continued)

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2020

U.S. Global ETFs

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	49	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	49	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	49	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	49	None

U.S. Global ETFs

Trustees and Officers

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily businesses. The address of each officer of the Trust is c/o U.S. Bank Global Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

U.S. Global ETFs

Expense Example

For the Six-Months Ended December 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

Expense Example

For the Six-Months Ended December 31, 2019 (Unaudited) (Continued)

U.S. Global Jets ETF

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,054.30	$3.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,231.30	$3.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

U.S. Global ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the continuation of the investment Advisory Agreement (the “Agreement”) between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of the U.S. Global GO GOLD and Precious Metal Miners ETF and U.S. Global Jets ETF (each, a “Fund”, and together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Funds; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects the economies of scale (if any) for the benefit of the respective Fund’s shareholders; and (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds.

Prior to the Meeting, the Adviser, along with representatives from other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s CCO.

U.S. Global ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each of the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Funds achieve their respective investment objective as passively-managed funds.

Historical Performance. The Board noted that it had received information regarding each U.S. Global Fund’s performance as of March 31, 2019 and June 30, 2019 in the Materials. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses.

U.S. Global GO GOLD and Precious Metal Miners ETF: The Board noted that for the one-year and since inception periods ended March 31, 2019 and June 30, 2019, the Fund underperformed its underlying index before fees and expenses, but for the one-year period ended March 31, 2019, the Fund had significantly outperformed the median for funds in the universe of Commodities Precious Metals ETFs as reported by Morningstar.

U.S. Global Jets ETF: The Board noted that for the one-year and since inception periods ended March 31, 2019 and June 30, 2019, the Fund performed in line with its underlying index before fees and expenses, and for the one- and three-year periods ended March 31, 2019, the Fund had significantly underperformed the median for funds in the universe of Miscellaneous Sector ETFs as reported by Morningstar. The Board also noted that, because the Category Peer Group did not include any funds that principally invest in airlines or aircraft manufacturers, the peer group may not allow for an apt comparison by which to judge the Fund’s performance.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to an appropriate universe of peer funds (each, a “Category Peer Group”) as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF: The Board compared the Fund’s expense ratio to those of the universe of the Commodities Precious Metals ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was slightly higher than the median but within the range for its Category Peer Group.

U.S. Global Jets ETF: The Board compared the Fund’s expense ratio to those of the universe of the Miscellaneous Sector ETFs as reported by Morningstar. The Board noted that the expense ratio for the Fund was roughly in line with the median for its Category Peer Group.

U.S. Global ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning each Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

U.S. Global ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended December 31, 2019, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	100.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2019 was as follows:

U.S. Global Jets ETF	100.00%
U.S. Global GO GOLD and Precious Metal Miners ETF	16.24%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

US Global Jets ETF	0.00%
US Global GO GOLD and Precious Metal Miners ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.usglobaletfs.com daily.

U.S. Global ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.usglobaletfs.com.

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Adviser & Index Provider

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF

Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF

Symbol – GOAU
CUSIP – 26922A719

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

U.S. Global Jets ETF

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

U.S. Global GO GOLD and Precious Metal Miners ETF

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$15,000	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

U.S. Global Jets ETF

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

U.S. Global GO GOLD and Precious Metal Miners ETF

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

U.S. Global Jets ETF

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

U.S. Global GO GOLD and Precious Metal Miners ETF

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewithin.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/9/2020